Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 2.79% and 1.15% at December 31, 2014 and 2013, respectively	¥ 145	¥ 211
Capital lease obligations	2,018	2,482
Long-term debt, including current installments	2,163	2,693
Less current portion	(1,015)	(1,245)
Long-term debt, excluding current installments (Note 9)	1,148	1,448
Long-term debt, including current installments	¥ 2,163	¥ 2,693